UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

209 Tenth Avenue South, Suite 332	Nashville, Tennessee 37203
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/2010

Date of reporting period: 11/30/2009

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 32.33%	FAIR VALUE

	U.S. Treasury Notes - 4.64%
$750,000	3.625%, due 08/15/2019	$776,251
750,000	3.75%, due 11/15/2018	786,797
		1,563,048
	Federal Farm Credit Bank - 4.87%
530,000	3.23%, due 07/14/2014	535,743
750,000	4.875%, due 12/16/2015	834,165
250,000	5.375%, due 07/18/2011	269,194
		1,639,102
	Federal Home Loan Bank - 9.56%
250,000	5.00%, due 09/03/2015	257,130
500,000	5.05%, due 01/03/2018	534,906
250,000	5.125%, due 08/14/2013	281,062
500,000	5.25%, due 06/18/2014	569,985
500,000	5.25%, due 11/08/2017	520,717
250,000	5.50%, due 08/25/2014	259,526
250,000	5.75%, due 05/15/2012	278,736
500,000	6.00%, due 07/27/2017	517,271
		3,219,333
	Federal Home Loan Mortgage Corporation - 5.83%
1,000,000	3.75%, due 03/27/2019	1,020,233
500,000	5.625%, due 03/15/2011	533,273
400,000	7.00%, due 03/15/2010	407,856
		1,961,362
	Federal National Mortgage Association - 7.43%
500,000	5.00%, due 03/02/2015	565,879
250,000	5.00%, due 08/02/2012	275,405
500,000	5.00%, due 08/02/2012	549,698
600,000	5.55%, due 02/16/2017	606,304
500,000	7.25%, due 01/15/2010	504,428
		2,501,714
	Total U.S. Government and Agency Obligations (Cost $10,438,128)	10,884,559

PAR VALUE	CORPORATE BONDS - 40.75%	FAIR VALUE

	Aerospace & Defense - 3.55%
$575,000	General Dynamics Corp., 5.25%, due 02/01/2014	$639,870
500,000	United Technologies Corp., 5.375%, due 12/15/2017	553,905
		1,193,775
	Banks - 8.56%
500,000	Bank of America Corp., 4.875%, due 01/15/2013	521,982
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	535,834
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	542,885
200,000	Morgan Stanley, 6.60% due 04/01/2012	218,597
250,000	State Street Corp., 4.30%, due 05/30/2014	265,887
500,000	SunTrust Bank, 6.375%, due 04/01/2011 (b)	527,813
250,000	Wells Fargo & Co., 5.25%, due 10/23/2012	269,996
		2,882,994

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

PAR VALUE	CORPORATE BONDS - 40.75% (continued)	FAIR VALUE

	Beverages - 4.12%
$300,000	Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011	$315,083
500,000	Bottling Group, LLC, 4.625%, due 11/15/2012	543,765
500,000	Coca-Cola Co., 5.75%, due 03/15/2011	528,908
		1,387,756
	Biotechnology - 0.81%
250,000	Amgen, Inc., 4.85%, due 11/18/2014	274,116

	Computers - 1.19%
350,000	Hewlett-Packard Co., 6.125%, due 03/01/2014	399,487

	Cosmetics & Personal Products - 1.74%
500,000	Estee Lauder Cos., Inc., 7.75%, due 11/01/2013	585,715

	Diversified Financial Services - 2.44%
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019	265,266
500,000	CME Group, Inc., 5.75%, due 02/15/2014	556,951
		822,217
	Electrical Components - 0.80%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016 (b)	270,712

	Food - 2.11%
250,000	Campbell Soup Co., 6.75%, due 02/15/2011	267,918
400,000	McCormick & Co., Inc., 5.25%, due 09/01/2013 (b)	440,566
		708,484
	Healthcare - Products - 1.97%
600,000	Johnson & Johnson, 5.15%, due 07/15/2018	662,501

	Healthcare - Services - 0.79%
250,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	264,608

	Household Products - 0.82%
250,000	Kimberly-Clark Corp., 5.00%, due 08/15/2013	276,898

	Mining - 1.55%
500,000	Alcoa, Inc., 5.375%, due 01/15/2013	522,535

	Miscellaneous Manufacturing - 1.55%
500,000	General Electric Co., 5.25%, due 12/06/2017	520,915

	Office & Business Equipment - 0.81%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017 (b)	273,239

	Oil & Gas - 2.42%
250,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/2013	275,902
500,000	Shell International Finance, 5.625%, due 06/27/2011	537,711
		813,613
	Pharmaceuticals - 2.49%
250,000	Abbott Laboratories, 5.15%, due 11/30/2012	278,345
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	558,080
		836,425
	Retail - 0.83%
250,000	Lowe's Cos., Inc., 5.60%, due 09/15/2012	279,471

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
November, 2009 (Unaudited)

PAR VALUE	CORPORATE BONDS - 40.75% (continued)	FAIR VALUE

	Software - 1.55%
$500,000	Oracle Corp., 5.00%, due 01/15/2011	$522,422

	Telecommunications - 0.65%
200,000	SBC Communications, Inc., 5.625%, due 06/15/2016	220,016

	Total Corporate Bonds (Cost $12,770,548)	13,717,899

PAR VALUE	MORTGAGE-BACKED SECURITIES - 21.99%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 7.10%
$173,813	Series 15L, 7.00%, due 07/25/2023	$188,084
275,223	Series 2743 CA, 5.00%, due 02/15/2034	277,512
294,805	Series 2840 VC, 5.00%, due 08/15/2015	316,450
629,686	Series 2841 BY, 5.00%, due 08/15/2019	677,905
116,329	Series 3058 WV, 5.50%, due 10/15/2035	119,905
750,000	Series 3290 PD, 5.50%, due 3/15/2035	811,391
		2,391,247
	Federal National Mortgage Association - 9.40%
1,100,000	Pool 386008, 4.52%, due 04/01/2013	1,158,339
328,134	Pool 545759, 6.50%, due 07/01/2032	357,762
175,622	Pool 725421, 7.00%, due 09/01/2017	191,373
138,079	Pool 754289, 6.00%, due 11/01/2033	149,317
471,918	Pool 882684, 6.00%, due 06/01/2036	507,524
300,000	Series 2003-54-PG, 5.50%, due 09/25/2032	325,871
439,203	Series 2007-40-PT, 5.50%, due 05/25/2037	473,699
		3,163,885
	Government National Mortgage Association - 5.49%
153,717	Pool 476998, 6.50%, due 07/15/2029	167,789
229,335	Pool 648337, 5.00%, due 10/15/2020	246,072
382,853	Pool 676516, 6.00%, due 02/15/2038	410,382
1,000,000	Series 2003-81 PB, 6.00%, due 03/20/2029	1,024,317
		1,848,560
	Total Mortgage-Backed Securities (Cost $7,091,574)	7,403,692

PAR VALUE	MUNICIPAL OBLIGATIONS - 0.69%	FAIR VALUE
$230,000	Atlanta & Fulton County Recreation Authority Revenue, 6.625%, due 12/01/2011 (Cost $230,000)	$231,343

SHARES	MONEY MARKET FUNDS - 3.23%	FAIR VALUE
1,089,166	Fidelity Institutional Money Market Fund Class I, 0.31%(a) (Cost $1,089,166)	$1,089,166

	Total Investments at Value - 98.99% (Cost $31,619,416)	33,326,659

	Other Assets in Excess of Liabilities, Net - 1.01%	338,407

	Net Assets - 100.00%	$33,665,066

(a) Rate shown represents the rate at November 30, 2009, is subject to change and resets daily.
(b) This security is categorized as a level 2 security; for additional information and description of the levels, refer to the table included in Note 1 in the accompanying notes to the schedules of investments.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	COMMON STOCKS - 97.83%	FAIR VALUE

	Aerospace & Defense - 1.30%
2,360	United Technologies Corp.	$158,686

	Apparel - 1.19%
2,225	NIKE, Inc. - Class B	144,380

	Banks - 2.73%
10,500	Bank of America Corp.	166,425
3,905	JPMorgan Chase & Co.	165,923
		332,348
	Beverages - 3.90%
3,995	Coca-Cola Co.	228,514
3,945	PepsiCo, Inc.	245,458
		473,972
	Biotechnology - 2.65%
2,345	Amgen, Inc. (a)	132,141
4,129	Gilead Sciences, Inc. (a)	190,140
		322,281
	Chemicals - 2.96%
2,080	Air Products & Chemicals, Inc.	172,494
2,320	Monsanto Co.	187,340
		359,834
	Coal - 0.98%
2,685	Peabody Energy Corp.	119,375

	Commercial Services - 3.18%
4,495	H&R Block, Inc.	91,249
1,800	Visa, Inc. - Class A	145,800
8,125	Western Union Co.	149,906
		386,955
	Computers - 9.78%
1,800	Apple, Inc. (a)	359,838
3,150	Cognizant Technology Solutions Corp. - Class A (a)	138,380
4,030	Dell, Inc. (a)	56,904
5,425	Hewlett-Packard Co.	266,151
2,915	International Business Machines Corp.	368,310
		1,189,583
	Cosmetics & Personal Care - 4.25%
4,115	Alberto-Culver Co.	115,837
1,525	Colgate-Palmolive Co.	128,390
4,365	Procter & Gamble Co.	272,158
		516,385
	Diversified Financial Services - 4.34%
7,825	Charles Schwab Corp.	143,432
1,730	Intercontinental Exchange, Inc. (a)	184,747
12,550	Janus Capital Group, Inc.	164,280
1,500	Jefferies Group, Inc. (a)	35,175
		527,634

	Electronics - 1.47%
4,335	Amphenol Corp. - Class A	178,602

	Engineering & Construction - 0.63%
3,030	Aecom Technology Corp. (a)	76,962

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	COMMON STOCKS - 97.83% (continued)	FAIR VALUE

	Food - 1.97%
3,425	McCormick & Co., Inc.	$122,204
4,360	Sysco Corp.	117,894
		240,098
	Healthcare - Products - 6.32%
2,325	Baxter International, Inc.	126,829
2,950	CR Bard, Inc.	242,520
3,200	Johnson & Johnson	201,088
2,600	Medtronic, Inc.	110,344
1,305	Techne Corp.	88,583
		769,364
	Internet - 2.42%
505	Google, Inc. - Class A (a)	294,415

	Machinery - Diversified - 2.64%
2,510	Deere & Co.	134,310
3,580	Roper Industries, Inc.	186,303
		320,613
	Media - 3.01%
4,785	DIRECTV - Class A (a)	151,350
7,120	Walt Disney Co.	215,166
		366,516
	Metal Fabricate & Hardware - 1.64%
1,925	Precision Castparts Corp.	199,584

	Mining - 0.76%
1,120	Freeport-McMoRan Copper & Gold, Inc.	92,736

	Miscellaneous Manufacturing - 3.54%
4,760	Danaher Corp.	337,579
3,010	Harsco Corp.	93,400
		430,979
	Oil & Gas - 3.94%
3,175	Apache Corp.	302,514
2,360	Exxon Mobil Corp.	177,165
		479,679
	Oil & Gas Services - 1.28%
4,110	Cameron International Corp. (a)	155,358

	Pharmaceuticals - 4.22%
4,626	Abbott Laboratories	252,071
1,985	Express Scripts, Inc. (a)	170,313
2,497	Merck & Co., Inc.	90,416
		512,800

	Retail - 8.48%
3,600	CVS Caremark Corp.	111,636
2,665	GameStop Corp. - Class A (a)	65,053
5,450	Lowe's Cos., Inc.	118,865
2,870	McDonald's Corp.	181,528
3,940	Target Corp.	183,446
6,810	Wal-Mart Stores, Inc.	371,485
		1,032,013

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	COMMON STOCKS - 97.83% (continued)	FAIR VALUE

	Semiconductors - 3.17%
10,675	Intel Corp.	$204,960
6,870	Microchip Technology, Inc.	180,338
		385,298
	Software - 7.65%
10,050	Activision Blizzard, Inc. (a)	114,470
1,675	Adobe Systems, Inc. (a)	58,759
17,550	Microsoft Corp.	516,145
10,900	Oracle Corp.	240,672
		930,046
	Telecommunications - 6.30%
4,745	American Tower Corp. (a)	194,165
12,980	Cisco Systems, Inc. (a)	303,732
5,955	QUALCOMM, Inc.	267,975
		765,872
	Transportation - 1.13%
4,300	Expeditors International of Washington, Inc.	137,299

	Total Common Stocks (Cost $10,753,656)	11,899,667

	MONEY MARKET FUND - 1.88%
228,047	Fidelity Institutional Money Market Fund Class I, 0.31% (b) (Cost $228,047)	$228,047

	Total Investments at Value - 99.71% (Cost $10,981,703)	12,127,714

	Other Assets in Excess of Liabilities - 0.29%	35,862

	Net Assets - 100.00%	$12,163,576

(a) Non-income producing security.
(b) Rate shown represents the rate at November 30, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	COMMON STOCKS - 99.54%	FAIR VALUE

	Apparel - 3.24%
8,400	NIKE, Inc. - Class B	$545,076

	Banks - 4.90%
2,000	Goldman Sachs Group, Inc.	339,320
11,400	JPMorgan Chase & Co.	484,386
		823,706
	Biotechnology - 6.92%
4,400	Amgen, Inc. (a)	247,940
5,050	Celgene Corp. (a)	280,022
13,800	Gilead Sciences, Inc. (a)	635,490
		1,163,452
	Chemicals - 4.46%
5,650	Mosaic Co.	307,642
11,700	Sociedad Quimica Y Minera de Chile SA - ADR	442,026
		749,668
	Commercial Services - 4.33%
9,000	Visa, Inc. - Class A	729,000

	Computers - 15.99%
4,000	Apple, Inc. (a)	799,640
14,450	Cognizant Technology Solutions Corp. - Class A (a)	634,789
12,200	Hewlett-Packard Co.	598,532
5,200	International Business Machines Corp.	657,020
		2,689,981
	Cosmetics & Personal Care - 2.22%
6,000	Procter & Gamble Co.	374,100

	Diversified Financial Services - 1.95%
1,000	CME Group, Inc.	328,230

	Engineering & Construction - 3.11%
12,300	Fluor Corp.	522,504

	Internet - 9.87%
24,400	eBay, Inc. (a)	597,068
1,450	Google, Inc. - Class A (a)	845,350
5,700	McAfee, Inc. (a)	217,455
		1,659,873
	Machinery - Diversified - 3.72%
6,300	Flowserve Corp.	626,598

	Oil & Gas - 8.07%
4,900	Noble Corp.	202,419
11,800	Petroleo Brasileiro SA - ADR	605,104
12,500	Southwestern Energy Co. (a)	549,500
		1,357,023

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	COMMON STOCKS - 99.54% (continued)	FAIR VALUE

	Oil & Gas Services 1.75%
5,400	FMC Technologies, Inc.(a)	$294,138

	Pharmaceuticals - 9.23%
26,350	Bristol-Myers Squibb Co.	666,919
6,200	Medco Health Solutions, Inc. (a)	391,592
9,350	Teva Pharmaceutical Industries Ltd. - ADR	493,587
		1,552,098
	Retail - 8.19%
8,600	McDonald's Corp.	543,950
11,100	Wal-Mart Stores, Inc.	605,505
6,500	Yum! Brands, Inc.	229,255
		1,378,710
	Savings & Loans - 3.14%
39,700	Hudson City Bancorp, Inc.	527,613

	Software - 6.89%
12,825	BMC Software, Inc. (a)	496,712
30,000	Oracle Corp.	662,400
		1,159,112
	Telecommunications - 1.59%
5,950	QUALCOMM, Inc.	267,750

	Total Common Stocks (Cost $13,374,291)	16,748,632

	MONEY MARKET FUND - 0.40%
67,359	Fidelity Money Market Fund Class I, 0.31% (b) (Cost $67,359)	67,359

	Total Investments at Value - 99.94% (Cost $13,441,650)	16,815,991

	Other Assets in Excess of Liabilities, Net - 0.06%	9,657

	Net Assets - 100.00%	$16,825,648

(a) Non-income producing security.
(b) Rate shown represents the rate at November 30, 2009, is subject to change and resets daily.
ADR - America Depository Receipt.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	COMMON STOCKS - 92.28%	FAIR VALUE

	Aerospace & Defense - 2.55%
2,300	Boeing Co.	$120,543
1,300	Lockheed Martin Corp.	100,399
		220,942
	Auto Manufacturers - 2.55%
5,957	PACCAR, Inc.	220,886

	Banks - 5.79%
7,400	Bank of America Corp.	117,290
3,900	Bank of New York Mellon Corp.	103,896
5,900	Morgan Stanley	186,322
1,900	Northern Trust Corp.	94,050
		501,558

	Biotechnology - 0.94%
1,800	Genzyme Corp. (a)	91,260

	Chemicals - 3.34%
3,500	Ashland, Inc.	125,755
5,900	Dow Chemical Co.	163,902
		289,657
	Coal - 1.54%
3,000	Peabody Energy Corp.	133,380

	Commercial Services - 1.50%
7,500	Total System Services, Inc.	129,600

	Computers - 1.12%
2,200	Cognizant Technology Solutions Corp. - Class A (a)	96,646

	Diversified Financial Services - 2.79%
436	CME Group, Inc.	143,108
3,900	NYSE Euronext	98,592
		241,700
	Electric - 1.24%
2,500	FirstEnergy Corp.	107,700

	Hand & Machine Tools - 1.09%
2,600	Snap-On, Inc.	93,990

	Healthcare - Products - 1.05%
1,800	Stryker Corp.	90,720

	Healthcare - Services - 5.83%
8,167	UnitedHealth Group, Inc.	234,148
5,016	WellPoint, Inc. (a)	271,014
		505,162
	Housewares - 1.46%
8,700	Newell Rubbermaid, Inc.	126,237

	Insurance - 2.86%
2,800	Aflac, Inc.	128,884
3,900	Assurant, Inc.	119,223
		248,107
	Iron & Steel - 2.69%
2,900	Allegheny Technologies, Inc.	98,687
3,000	United States Steel Corp.	133,980
		232,667
	Machinery - Construction - 1.82%
2,700	Caterpillar, Inc.	157,653

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	COMMON STOCKS - 92.28% (continued)	FAIR VALUE

	Machinery - Diversified - 3.00%
2,800	Cummins, Inc.	$125,720
2,500	Deere & Co.	133,775
		259,495
	Mining - 4.62%
9,400	Alcoa, Inc.	117,688
2,000	Freeport-McMoRan Copper & Gold, Inc.	165,600
12,000	Titanium Metals Corp.	117,240
		400,528
	Miscellaneous Manufacturing - 2.64%
7,300	General Electric Co.	116,946
2,900	Honeywell International, Inc.	111,563
		228,509
	Oil & Gas - 12.58%
4,900	Chesapeake Energy Corp.	117,208
2,200	ConocoPhillips	113,894
6,000	Denbury Resources, Inc. (a)	79,620
1,600	Devon Energy Corp.	107,760
3,100	ENSCO International, Inc. - ADR	136,400
1,900	Hess Corp.	110,124
3,100	Noble Corp.	128,061
5,200	Rowan Cos., Inc.	128,388
6,500	Tesoro Corp.	83,070
1,000	Transocean Ltd. (a)	85,390
		1,089,915
	Oil & Gas Services - 4.85%
2,500	Baker Hughes, Inc.	101,850
3,500	Halliburton Co.	102,760
1,800	Schlumberger Ltd.	115,002
3,700	Smith International, Inc.	100,566
		420,178
	Packaging & Containers - 1.25%
3,700	Bemis Co., Inc.	108,410

	Pharmaceuticals - 5.33%
5,400	Bristol-Myers Squibb Co.	136,674
2,191	Merck & Co., Inc.	79,336
13,500	Pfizer, Inc.	245,295
		461,305
	Retail - 6.03%
2,000	Kohl's Corp. (a)	106,280
6,000	Starbucks Corp. (a)	131,400
6,121	Target Corp.	284,994
		522,674
	Semiconductors - 6.12%
22,477	Applied Materials, Inc.	276,692
5,300	Intel Corp.	101,760
4,000	MEMC Electronic Materials, Inc. (a)	48,160
4,100	Texas Instruments, Inc.	103,689
		530,301
	Telecommunications - 2.70%
4,000	AT&T, Inc.	107,760
2,800	QUALCOMM, Inc.	126,000
		233,760
	Transportation - 2.89%
3,000	CSX Corp.	142,440
2,100	Norfolk Southern Corp.	107,940
		250,380

	Total Common Stocks (Cost $7,647,408)	7,993,320

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	MONEY MARKET FUND - 7.58%	FAIR VALUE
656,743	Fidelity Institutional Money Market Fund Class I, 0.31% (b) (Cost $656,743)	$656,743

	Total Investments at Value - 99.86% (Cost $8,304,151)	8,650,063

	Other Assets in Excess of Liabilities, Net - 0.14%	12,023

	Net Assets - 100.00%	$8,662,086

(a) Non-income producing security.
(b) Rate shown represents the rate at November 30, 2009, is subject to change and resets daily.
ADR - America Depository Receipt.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	COMMON STOCKS - 96.34%	FAIR VALUE

	Aerospace & Defense - 6.42%
12,000	Goodrich Corp.	$712,080
5,600	Triumph Group, Inc.	268,744
		980,824
	Chemicals - 7.28%
10,000	Eastman Chemical Co.	601,200
14,750	E.I. du Pont de Nemours & Co.	510,055
		1,111,255
	Electric - 4.52%
25,550	Duke Energy Corp.	426,174
11,000	NRG Energy, Inc. (a)	263,340
		689,514
	Electronics - 0.88%
16,666	Sanmina-SCI Corp. (a)	134,661

	Insurance - 3.17%
9,000	Aspen Insurance Holdings Ltd.	233,190
15,000	Montpelier Re Holdings Ltd.	251,100
		484,290
	Internet - 2.45%
15,000	Avocent Corp. (a)	374,700

	Mining - 14.75%
22,000	Alcoa, Inc.	275,440
18,000	Barrick Gold Corp.	768,420
18,000	Newmont Mining Corp.	965,520
5,000	Vulcan Materials Co.	242,400
		2,251,780
	Miscellaneous Manufacturing - 3.09%
25,000	Trinity Industries, Inc.	471,750

	Oil & Gas - 7.61%
16,000	Marathon Oil Corp.	521,920
7,494	Transocean Ltd. (a)	639,913
		1,161,833
	Oil & Gas Services - 3.84%
20,000	Halliburton Co.	587,200

	Packaging & Containers - 1.73%
9,400	Sonoco Products Co.	264,892

	Pharmaceuticals - 9.06%
10,000	Bristol-Myers Squibb Co.	253,100
16,147	Merck & Co., Inc.	584,683
30,000	Pfizer, Inc.	545,100
		1,382,883
	Retail - 7.09%
34,000	Gap, Inc.	728,280
5,000	Sears Holdings Corp. (a)	354,750
		1,083,030
	Semiconductors - 3.51%
17,000	Applied Materials, Inc.	209,270
17,000	Intel Corp.	326,400
		535,670

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	COMMON STOCKS - 96.34% (continued)	FAIR VALUE

	Software - 3.47%
18,000	Microsoft Corp.	$529,380

	Telecommunications - 10.24%
48,000	3Com Corp. (a)	353,760
20,000	AT & T, Inc.	538,800
226	Fairpoint Communications, Inc.	13
9,700	Rogers Communications, Inc. - Class B	293,522
12,000	Verizon Communications, Inc.	377,520
		1,563,615

	Transportation - 7.23%
10,000	CSX Corp.	474,800
14,000	Tidewater, Inc.	629,300
		1,104,100

	Total Common Stocks (Cost $12,076,480)	14,711,377

SHARES	MONEY MARKET FUND - 3.46%	FAIR VALUE
528,203	Fidelity Institutional Money Market Fund Class I, 0.31% (b) (Cost $528,203)	$528,203

	Total Investments at Value - 99.80% (Cost $12,604,683)	15,239,580

	Other Assets in Excess of Liabilities, Net - 0.20%	30,564

	Net Assets - 100.00%	$15,270,144

(a) Non-income producing security.
(b) Rate shown represents the rate at November 30, 2009, is subject to change and resets daily.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	COMMON STOCKS - 79.73%	FAIR VALUE

	Auto Parts & Equipment - 0.99%
13,900	TRW Automotive Holdings Corp. (a)	$302,464

	Chemicals - 1.93%
8,200	Lubrizol Corp.	594,664

	Computers - 15.16%
5,700	Apple, Inc. (a)	1,139,487
24,800	Cognizant Technology Solutions Corp. (a)	1,089,464
33,600	NetApp, Inc. (a)	1,035,552
38,000	Western Digital Corp. (a)	1,399,920
		4,664,423
	Forest Products & Paper - 3.80%
45,900	International Paper Co.	1,168,155

	Housewares - 5.40%
35,700	Tupperware Brands Corp.	1,661,835

	Internet - 17.79%
9,600	Amazon.com, Inc. (a)	1,304,736
1,700	Baidu, Inc. - ADR (a)	737,358
8,600	Ctrip.com International Ltd. - ADR (a)	630,810
24,600	MercadoLibre, Inc. (a)	1,214,256
7,400	Priceline.com, Inc. (a)	1,584,488
		5,471,648
	Machinery - Construction & Mining - 11.09%
33,100	Bucyrus International, Inc.	1,714,249
31,700	Joy Global, Inc.	1,697,218
		3,411,467

	Oil & Gas - 8.45%
38,600	Atwood Oceanics, Inc. (a)	1,454,448
13,000	Noble Corp. (a)	537,030
7,200	Pioneer Natural Resources Co.	297,720
9,600	St. Mary Land & Exploration Co.	310,848
		2,600,046

	Pharmaceuticals - 1.40%
13,200	Valeant Pharmaceuticals International (a)	431,508

	Retail - 13.72%
42,100	J. Crew Group, Inc. (a)	1,801,459
41,400	Nu Skin Enterprise, Inc. Class A	1,108,692
30,700	Tiffany & Co.	1,310,276
		4,220,427

	Total Common Stocks (Cost $21,362,512)	24,526,637

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

SHARES	EXCHANGE-TRADED FUNDS - 15.60%	VALUE

44,500	ProShares Ultra QQQ (a)	$2,390,985
65,300	ProShares Ultra S&P 500	2,408,264
	Total Exchange-Traded Funds (Cost $4,706,594)	4,799,249

	MONEY MARKET FUND - 13.74%
4,227,721	Fidelity Institutional Money Market Fund Class I, 0.31% (b) (Cost $4,227,721)	4,227,721

	Total Investments at Value - 109.07% (Cost $30,296,827)	33,553,607

	Liabilities in Excess of Other Assets, Net - (9.07)%	(2,789,390)

	Net Assets - 100.00%	$30,764,217

(a) Non-income producing security.
(b) Rate shown represents the rate at November 30, 2009, is subject to change and resets daily.
ADR - America Depository Receipt.

The accompanying notes are an integral part of this schedule of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2009 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day.  If no sales are reported, the average of the last bid and ask price is used.  If no average price is available, the last bid price is used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities.  However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider  interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.  Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2009 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of November 30, 2009:

Fixed Income Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
U.S. Government and Agency Obligations	$—	$10,884,559	$10,884,559
Corporate Bonds	12,205,569	1,512,330	13,717,899
Mortgage-Backed Securities	—	7,403,692	7,403,692
Municipal Obligations	—	231,343	231,343
Money Market Funds	1,089,166	—	1,089,166
Totals	$13,294,735	$20,031,924	$33,326,659

Quality Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$11,899,667	$—	$11,899,667
Money Market Funds	228,047	—	228,047
Totals	$12,127,714	$—	$12,127,714

Large Cap Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$16,748,632	$—	$16,748,632
Money Market Funds	67,359	—	67,359
Totals	$16,815,991	$—	$16,815,991

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2009 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$7,993,320	$—	$7,993,320
Money Market Funds	656,743	—	656,743
Totals	$8,650,063	$—	$8,650,063

Value Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$14,711,377	$—	$14,711,377
Money Market Funds	528,203	—	528,203
Totals	$15,239,580	$—	$15,239,580

Informed Investor Growth Fund
Security Classification(a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$24,526,637	$—	$24,526,637
Exchange-Traded Funds	4,799,249	—	4,799,249
Money Market Funds	4,227,721	—	4,227,721
Totals	$33,553,607	$—	$33,553,607

(a)
As of and during the period ended November 30, 2009, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — November 30, 2009 (Unaudited)

2. TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of November 30, 2009:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Fixed Income Fund	$31,619,416	$1,738,816	$(31,573)	$1,707,243
Quality Growth Fund	11,091,857	1,695,326	(659,469)	1,035,857
Large Cap Growth Fund	13,441,650	3,461,976	(87,635)	3,374,341
Select Value Fund	8,304,151	1,020,110	(674,198)	345,912
Value Fund	12,604,683	3,705,141	(1,070,244)	2,634,897
Informed Investor Growth Fund	30,309,566	3,423,708	(179,667)	3,244,041

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for the Monteagle Quality Growth Fund and Monteagle Informed Investor Growth Fund.

3. SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul B. Ordonio
Name:	Paul B. Ordonio
Title:	President
Date:	January 26, 2010

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	January 26, 2010